UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2024 Class A - LPXAX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$47	0.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.05% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Class A	S&P 500 Index
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index
Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge[2]	10.00%	2.49%	3.35%
Without sales charge	12.25%	2.90%	3.58%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	Reflects a 2.00% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2024 Class C - LPXCX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$83	1.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.81% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Class C	S&P 500 Index
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index
Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge	10.49%[2]	2.19%	2.87%
Without sales charge	11.49%	2.19%	2.87%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2024 Class F - LPXFX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$31	0.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.27% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Class F	S&P 500 Index
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index
Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	Since inception (6/3/20)
Class F2	12.57%	3.95%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	1.83%
Blended Benchmark[1]	15.23%	4.08%
S&P 500 Index	38.02%	16.42%
ICE BofA U.S. All Capital Securities Index	21.40%	3.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2024 Class I - LPXIX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$31	0.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.27% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Class I	S&P 500 Index
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index
Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
Class I2	12.57%	3.21%	3.90%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2024 Class R - LPXRX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$57	1.10%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.06% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Class R	S&P 500 Index
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index
Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
Class R2	12.10%	2.71%	3.37%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. semi-annual shareholder report as of October 31, 2024 Class Z - LPXZX

This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$31	0.60%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.28% total return in the six months ended October 31, 2024, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.05%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.01%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and floating-rate preferred securities contributed to relative performance. The Fund's allocation to senior debt securities with less than two years to maturity, as well as preferred securities and CoCos with less than six months of call protection, detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and pipeline sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunications
Utilities
Pipelines

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Class Z	S&P 500 Index
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index
Blended Benchmark[1]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (11/30/15)
Class Z2	12.60%	3.19%	3.87%
ICE BofA 1-3 Year U.S. Corporate Index	7.65%	2.11%	2.37%
Blended Benchmark[1]	15.23%	3.54%	4.25%
S&P 500 Index	38.02%	15.26%	14.00%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.57%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of October 31, 2024)
Net assets	$1,800,038,380
Number of portfolio holdings (excluding derivatives)	217
Portfolio turnover rate	24%
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.8%
Bank of America Corp., 6.10%, Series AA	1.8%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.7%
Charles Schwab Corp., 5.375%, Series G	1.6%
Corestates Capital III, 5.95%, due 2/15/27	1.4%
ING Groep NV, 5.75% (Netherlands)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Charles Schwab Corp., 4.00%, Series I	1.3%
Sempra, 4.875%	1.2%

Sector diversification[3,5]	(%)
Banking	44.9%
Utilities	20.0%
Real Estate	9.7%
Insurance	8.9%
Pipelines	5.7%
Financial Services	1.6%
Telecommunications	1.5%
Energy	0.8%
Corporate Bonds	0.7%
Other (includes short-term investments)	6.2%

Country diversification[3,5]	(%)
United States	54.4%
Canada	11.2%
United Kingdom	6.6%
France	6.2%
Switzerland	3.6%
Japan	2.6%
Netherlands	2.6%
Italy	2.1%
Australia	1.9%
Other (includes short-term investments)	8.8%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

We would like to share with you our report for the six months ended October 31, 2024. The total returns for the Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended October 31, 2024
Cohen & Steers Low Duration Preferred and Income Fund:
Class A	5.05%
Class C	4.81%
Class F	5.27%
Class I	5.27%
Class R	5.06%
Class Z	5.28%
ICE BofA 1-3 Year U.S. Corporate Index(a)	4.05%
Blended Benchmark—65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index(a)	5.87%
S&P 500 Index(a)	14.08%
ICE BofA U.S. All Capital Securities Index(a)	8.01%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 2.00% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

(a)

The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than three years. The ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with issuer exposure capped at 8%, and with a remaining term to final maturity of one year or more, but less than five years. The ICE BofA 1-5 Year U.S. Corporate Index tracks the performance of U.S. dollar denominated investment-grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2024 (Unaudited)

		Shares		Value
EXCHANGE-TRADED FUNDS	0.7%
CORPORATE BONDS	0.7%
SPDR Portfolio Short Term Corporate Bond ETF			440,000	$13,204,400

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$13,146,813)				13,204,400

PREFERRED SECURITIES—EXCHANGE-TRADED	2.2%
BANKING	0.7%
Morgan Stanley, 6.625%, Series Q(a)			210,440	5,555,616
Morgan Stanley, 6.875% to 1/15/25, Series F(a)(b)			190,161	4,811,073
Morgan Stanley, 7.125% to 1/15/25, Series E(a)(b)			84,773	2,146,453

				12,513,142

FINANCIAL SERVICES	0.3%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)			221,051	5,968,377

INSURANCE	0.4%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)			954	23,917
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			120,185	3,219,756
Lincoln National Corp., 9.00%, Series D(a)			138,923	3,935,688

				7,179,361

UTILITIES	0.8%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			521,737	13,403,424

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$37,633,737)				39,064,304

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	74.1%
BANKING	44.2%
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	6,000,000	6,787,559
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			2,900,000	3,147,277
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR	1,000,000	1,018,950
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(d)(e)		EUR	3,800,000	4,277,399
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)			4,000,000	4,172,160

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

	Principal Amount*		Value
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)		3,800,000	$4,163,516
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)		31,922,000	31,960,284
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)		16,104,000	16,361,841
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		4,000,000	4,236,024
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		11,541,000	12,391,860
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(b)(d)	GBP	3,000,000	3,871,432
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	9,000,000	12,069,259
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		6,800,000	7,499,577
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(b)(d)(f)		8,000,000	8,053,912
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		16,600,000	17,233,041
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		12,550,000	13,135,124
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		7,300,000	7,891,395
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		24,523,000	23,565,312
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)		1,769,000	1,727,767
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)		28,767,000	28,690,261
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		18,878,000	18,292,023
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)		21,592,000	21,541,395
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)		3,000,000	3,043,473
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		20,185,000	21,527,637
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		1,300,000	1,298,175
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		9,540,000	9,605,988
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		4,800,000	4,782,000
Corestates Capital II, 5.568% (3 Month USD Term SOFR + 0.912%), due 1/15/27(c)(f)		15,000,000	14,672,499
Corestates Capital III, 5.95% (3 Month USD Term SOFR + 0.832%), due 2/15/27(c)(f)		24,981,000	24,615,721
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	2,400,000	3,185,588
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR	5,000,000	5,734,481
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(d)(f)		5,750,000	5,903,166

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

	Principal Amount*			Value
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		5,710,000		$556,725
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	3,000,000		3,397,859
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	2,400,000		2,693,803
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)		7,001,000		6,965,718
First Horizon Bank, 5.788% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(c)(f)		2,000	†	1,410,000
First Maryland Capital II, 6.359% (3 Month USD Term SOFR + 1.112%), due 2/1/27(c)		5,000,000		4,857,444
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		10,265,000		11,000,333
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		8,547,000		8,983,311
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		6,800,000		6,740,015
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a)(b)(d)		4,800,000		4,806,907
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		2,000,000		1,997,227
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		5,600,000		5,637,733
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		5,500,000		5,784,669
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		24,550,000		24,292,441
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(a)(b)(d)		2,400,000		2,405,398
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)		4,400,000		4,405,390
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		13,400,000		13,414,702
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		13,372,000		14,163,368
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(d)(e)	EUR	4,400,000		4,810,269
KeyCorp Capital I, 5.595% (3 Month USD Term SOFR + 1.002%), due 7/1/28(c)		12,865,000		12,377,527

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

	Principal Amount*		Value
Lloyds Banking Group PLC, 4.947% to 6/27/25 (United Kingdom)(a)(b)(d)(e)	EUR	5,000,000	$5,425,152
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		6,000,000	5,768,512
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)		12,900,000	13,042,013
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	2,800,000	3,734,532
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP	2,800,000	3,589,928
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)	GBP	5,600,000	6,883,635
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)		9,700,000	9,704,883
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(d)		14,651,000	14,848,569
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)		8,800,000	8,866,090
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		2,665,000	2,674,583
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		1,700,000	1,615,922
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(d)(f)		17,200,000	17,439,648
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		6,550,000	6,866,758
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		6,400,000	6,835,418
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		8,916,000	9,201,437
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		8,949,000	9,213,640
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		8,600,000	8,970,875
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		20,200,000	21,334,331
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)		7,694,000	7,623,751
Truist Financial Corp., 5.858% (3 Month USD Term SOFR + 0.912%), due 3/15/28(c)		20,003,000	19,537,746
Truist Financial Corp., 6.05% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(c)		4,150,000	4,089,207
Truist Financial Corp., 6.669% to 3/1/25, Series N(a)(b)		13,500,000	13,461,665
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(d)(e)		17,200,000	17,254,030
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a)(b)(d)(e)		10,137,000	10,155,064

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

		Principal Amount*		Value
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)			8,900,000	$8,844,153
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			17,000,000	18,567,213
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)			3,400,000	3,944,996
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(d)(e)		GBP	2,600,000	3,798,020
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			12,134,000	11,759,153
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a)(b)			5,354,000	5,354,857
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			16,475,000	17,027,127
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			10,860,000	11,699,413

				796,289,256

CONSUMER DISCRETIONARY PRODUCTS	0.0%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)			EUR 600,000	704,107

ENERGY	0.2%
BP Capital Markets PLC, 4.375% to 6/22/25(a)(b)			4,524,000	4,494,531

FINANCIAL SERVICES	1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			5,390,000	5,558,518
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(b)			2,005,000	1,979,858
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b)(f)			11,182,000	11,170,687
ILFC E-Capital Trust I, 6.565% (3 Month USD Term SOFR + 1.812%), due 12/21/65(c)(f)			1,200,000	961,841

				19,670,904

INSURANCE	8.5%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)			4,750,000	4,706,460
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(d)(e)			EUR 2,600,000	2,805,242
Allstate Corp., 8.318% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			1,239,000	1,240,491
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)			2,500,000	2,484,437
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(b)(e)			3,100,000	3,092,831

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

		Principal Amount*	Value
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a)(b)(d)(e)		EUR 7,388,000	$8,069,406
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(b)(e)		1,100,000	1,100,375
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		9,280,000	9,503,088
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		4,890,000	4,592,331
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)		2,827,000	2,803,105
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)		5,443,000	5,222,846
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)		5,975,000	6,214,555
Hartford Financial Services Group, Inc., 7.505% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)		14,781,000	13,747,044
Lincoln National Corp., 6.919% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)		1,070,000	842,628
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		1,600,000	1,745,448
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(f)		15,353,000	15,330,104
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(f)		32,340,000	32,187,368
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)		2,500,000	2,518,712
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(f)		11,065,000	11,052,549
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b)(e)		14,061,000	14,107,247
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		9,290,000	8,008,631
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		2,000,000	2,115,260

			153,490,158

PIPELINES	5.1%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		3,500,000	3,469,945
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		4,974,000	4,890,546
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		8,593,000	8,782,905

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

		Principal Amount*		Value
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(b)			2,510,000	$2,583,287
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			22,608,000	23,937,983
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			4,203,000	4,282,899
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)			1,590,000	1,685,957
Enterprise Products Operating LLC, 8.055% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)			1,500,000	1,501,039
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)			10,760,000	11,088,524
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			24,125,000	24,098,607
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			5,280,000	5,282,984

				91,604,676

REAL ESTATE	0.9%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(f)			7,149,000	7,096,505
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(e)		EUR	7,200,000	8,509,132

				15,605,637

TELECOMMUNICATIONS	0.4%
AT&T, Inc., 2.875% to 3/2/25, Series B(a)(b)		EUR	6,000,000	6,495,159

UTILITIES	13.7%
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			7,006,000	7,264,943
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			17,516,000	16,415,447
American Electric Power Co., Inc., 5.699%, due 8/15/25			6,625,000	6,662,154
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			10,944,000	11,355,440
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(b)(e)		EUR	2,300,000	2,733,760
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			5,260,000	5,392,031
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			18,645,000	18,195,726
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			17,075,000	17,877,266

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

		Principal Amount*		Value
Edison International, 5.375% to 3/15/26, Series A(a)(b)			9,173,000	$9,104,598
Edison International, 7.875% to 3/15/29, due 6/15/54(b)			2,340,000	2,453,371
Electricite de France SA, 6.00% to 1/29/26 (France)(a)(b)(e)		GBP	9,000,000	11,592,001
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			29,815,000	29,963,568
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR	4,800,000	5,595,982
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			8,965,000	9,188,040
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)(f)			6,107,000	6,338,742
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			12,600,000	12,971,587
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)			5,120,000	5,259,366
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			13,894,000	13,248,111
Sempra, 4.875% to 10/15/25(a)(b)			21,980,000	21,850,180
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			17,385,000	17,735,847
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)			8,705,000	8,382,977
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)			6,740,000	6,609,581

				246,190,718

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,323,588,053)				1,334,545,146

CORPORATE BONDS	17.7%
CONSUMER DISCRETIONARY PRODUCTS	0.1%
General Motors Financial Co., Inc., 3.80%, due 4/7/25			2,500,000	2,487,757

ENERGY	0.5%
BP Capital Markets America, Inc., 5.017%, due 11/17/27			9,070,000	9,199,102

FINANCIAL SERVICES	0.2%
BGC Group, Inc., 4.375%, due 12/15/25			4,000,000	3,959,303

HEALTH CARE	0.7%
AbbVie, Inc., 4.80%, due 3/15/27			5,000,000	5,034,897
Amgen, Inc., 5.507%, due 3/2/26			5,000,000	5,001,201
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 5/19/26			2,480,000	2,477,143

				12,513,241

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

		Principal Amount*	Value
PIPELINES	0.7%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(f)		7,130,000	$7,101,015
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)(f)		4,460,000	4,389,718

			11,490,733

REAL ESTATE	8.8%
American Homes 4 Rent LP, 4.25%, due 2/15/28		4,469,000	4,377,120
American Tower Corp., 1.60%, due 4/15/26		3,000,000	2,866,438
American Tower Corp., 2.40%, due 3/15/25		6,000,000	5,943,668
American Tower Corp., 5.80%, due 11/15/28		4,850,000	5,009,135
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	1,975,238
Camden Property Trust, 5.85%, due 11/3/26		11,275,000	11,559,852
Crown Castle, Inc., 4.80%, due 9/1/28		2,000,000	1,991,584
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,711,296
Equinix, Inc., 1.00%, due 9/15/25		2,598,000	2,510,538
Equinix, Inc., 1.45%, due 5/15/26		2,900,000	2,767,047
Equinix, Inc., 1.55%, due 3/15/28		5,136,000	4,635,706
Federal Realty OP LP, 3.25%, due 7/15/27		7,026,000	6,742,134
Kilroy Realty LP, 3.45%, due 12/15/24		11,569,000	11,540,676
Kimco Realty OP LLC, 3.85%, due 6/1/25		5,550,000	5,509,183
Kite Realty Group Trust, 4.00%, due 3/15/25		5,715,000	5,692,359
Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/28(f)		4,895,000	4,513,239
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,231,692
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		8,400,000	8,518,170
Realty Income Corp., 0.75%, due 3/15/26		2,050,000	1,942,418
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	3,995,951
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,017,015
Retail Opportunity Investments Partnership LP, 6.75%, due 10/15/28		6,500,000	6,881,457
Sun Communities Operating LP, 5.50%, due 1/15/29		7,000,000	7,067,334
UDR, Inc., 3.50%, due 7/1/27		3,585,000	3,468,742
UDR, Inc., 3.50%, due 1/15/28		1,411,000	1,353,982
VICI Properties LP/VICI Note Co., Inc., 4.125%, due 8/15/30(f)		2,467,000	2,287,984
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,601,615

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

		Principal Amount*	Value
VICI Properties LP/VICI Note Co., Inc., 4.625%, due 6/15/25(f)		13,500,000	$13,438,290
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		6,000,000	6,046,446
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,967,693

			158,164,002

TELECOMMUNICATIONS	1.1%
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,230,356
T-Mobile USA, Inc., 2.25%, due 2/15/26		7,420,000	7,192,093
T-Mobile USA, Inc., 3.50%, due 4/15/25		4,500,000	4,470,831
T-Mobile USA, Inc., 4.75%, due 2/1/28		3,973,000	3,959,643

			19,852,923

UTILITIES	5.6%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		12,485,000	12,560,604
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,028,688
Duke Energy Corp., 4.85%, due 1/5/27		4,250,000	4,272,555
East Ohio Gas Co., 1.30%, due 6/15/25(f)		3,770,000	3,683,465
Enel Finance America LLC, 7.10%, due 10/14/27 (Italy)(f)		1,400,000	1,484,366
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(f)		2,000,000	1,990,664
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	11,944,100
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(f)		3,000,000	3,059,507
Eversource Energy, 4.75%, due 5/15/26		4,350,000	4,352,246
NextEra Energy Capital Holdings, Inc., 4.90%, due 3/15/29		4,000,000	4,019,358
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		8,500,000	8,530,574
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		9,975,000	10,008,454
Southern California Edison Co., 4.20%, due 6/1/25, Series C		6,880,000	6,855,159
Southern Co., 5.113%, due 8/1/27		4,900,000	4,941,876
WEC Energy Group, Inc., 4.75%, due 1/9/26		12,135,000	12,146,800

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

		Principal Amount*	Value
WEC Energy Group, Inc., 5.60%, due 9/12/26		5,000,000	$5,081,786

			99,960,202

TOTAL CORPORATE BONDS (Identified cost—$316,255,177)			317,627,263

		Shares
SHORT-TERM INVESTMENTS	4.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.82%(j)		45,831,223	45,831,223
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.82%(j)		26,930,070	26,930,070

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST—$72,761,293)			72,761,293

PURCHASED OPTIONS CONTRACTS
(Premiums paid—$706,188)	0.0%		543,084

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,764,091,261)	98.8%		1,777,745,490
WRITTEN OPTION CONTRACTS (Premiums received—$164,475)	(0.0)		(116,487)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		22,409,377

NET ASSETS	100.0%		$1,800,038,380

Over-the-Counter Option Contracts

Purchased Options

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Paid	Value
Put—EUR-USD	Goldman Sachs International	1.08	1/22/25	589,220	$64,092,398	$706,188	$543,084

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Received	Value
Put—EUR-USD	Goldman Sachs International	1.04	1/22/25	(567,400)	$(61,718,928)	$(164,475)	$(116,487)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	65,640,096	USD	73,360,028	11/4/24	$1,960,022
Brown Brothers Harriman	GBP	5,000,000	USD	6,490,930	11/4/24	43,676
Brown Brothers Harriman	GBP	3,000,000	USD	3,995,514	11/4/24	127,162
Brown Brothers Harriman	GBP	29,873,331	USD	40,062,825	11/4/24	1,542,637
Brown Brothers Harriman	USD	71,269,391	EUR	65,640,096	11/4/24	130,615
Brown Brothers Harriman	USD	48,686,924	GBP	37,873,331	11/4/24	148,870
Brown Brothers Harriman	EUR	64,484,744	USD	70,092,337	12/3/24	(133,766)
Brown Brothers Harriman	GBP	38,444,083	USD	49,414,871	12/3/24	(154,764)
						$3,664,452

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2024 (Unaudited)

(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at October 31, 2024.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $380,899,033 or 21.2% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $162,131,196 which represents 9.0% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $391,593,160 which represents 21.8% of the net assets of the Fund, of which 0.1% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,764,091,261)	$1,777,745,490
Cash	410,313
Foreign currency, at value (Identified cost—$1,358,405)	1,358,008
Receivable for:
Dividends and interest	22,940,376
Fund shares sold	4,538,299
Unrealized appreciation on forward foreign currency exchange contracts	3,952,982
Other assets	5,364

Total Assets	1,810,950,832

LIABILITIES:
Written option contracts, at value (Premiums received—$164,475)	116,487
Unrealized depreciation on forward foreign currency exchange contracts	288,530
Payable for:
Fund shares redeemed	5,072,812
Dividends and distributions declared	1,774,850
Investment securities purchased	1,716,381
Investment advisory fees	685,788
Cash collateral received for over-the-counter option contracts	520,000
Shareholder servicing fees	300,197
Administration fees	76,255
Distribution fees	62,418
Directors’ fees	6,263
Other liabilities	292,471

Total Liabilities	10,912,452

NET ASSETS	$1,800,038,380

NET ASSETS consist of:
Paid-in capital	$2,086,467,121
Total distributable earnings/(accumulated loss)	(286,428,741)

$1,800,038,380

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

October 31, 2024 (Unaudited)

CLASS A SHARES:
NET ASSETS	$168,086,930
Shares issued and outstanding ($0.001 par value common stock outstanding)	17,744,892

Net asset value and redemption price per share	$9.47

Maximum offering price per share ($9.47 ÷ 0.98)(a)	$9.66

CLASS C SHARES:
NET ASSETS	$40,987,943
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,337,969

Net asset value and offering price per share(b)	$9.45

CLASS F SHARES:
NET ASSETS	$240,893,326
Shares issued and outstanding ($0.001 par value common stock outstanding)	25,554,858

Net asset value, offering and redemption price per share	$9.43

CLASS I SHARES:
NET ASSETS	$1,349,840,788
Shares issued and outstanding ($0.001 par value common stock outstanding)	143,170,840

Net asset value, offering and redemption price per share	$9.43

CLASS R SHARES:
NET ASSETS	$133,229
Shares issued and outstanding ($0.001 par value common stock outstanding)	14,039

Net asset value, offering and redemption price per share	$9.49

CLASS Z SHARES:
NET ASSETS	$96,164
Shares issued and outstanding ($0.001 par value common stock outstanding)	10,218

Net asset value, offering and redemption price per share	$9.41

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2024 (Unaudited)

Investment Income:
Interest income	$48,211,563
Dividend income	2,407,141

Total Investment Income	50,618,704

Expenses:
Investment advisory fees	5,814,146
Distribution fees and service fees—Class A (See Note 2)	253,179
Distribution fees and service fees—Class C (See Note 2)	215,739
Distribution fees and service fees—Class R (See Note 2)	329
Shareholder servicing fees—Class I (See Note 2)	434,075
Administration fees	527,571
Registration and filing fees	107,011
Transfer agent fees and expenses	79,640
Shareholder reporting expenses	60,133
Professional fees	59,102
Directors’ fees and expenses	37,800
Custodian fees and expenses	12,411
Miscellaneous	29,963

Total Expenses	7,631,099
Reduction of Expenses (See Note 2)	(1,795,362)

Net Expenses	5,835,737

Net Investment Income (Loss)	44,782,967

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	2,559,576
Total return swap contracts	(785,421)
Forward foreign currency exchange contracts	(4,216,535)
Foreign currency transactions	48,529

Net realized gain (loss)	(2,393,851)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	45,342,342
Written option contracts	47,988
Total return swap contracts	56,866
Forward foreign currency exchange contracts	2,648,110
Foreign currency translations	7,455

Net change in unrealized appreciation (depreciation)	48,102,761

Net Realized and Unrealized Gain (Loss)	45,708,910

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,491,877

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended October 31, 2024	For the Year Ended April 30, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$44,782,967	$78,366,508
Net realized gain (loss)	(2,393,851)	(44,813,975)
Net change in unrealized appreciation (depreciation)	48,102,761	117,055,614

Net increase (decrease) in net assets resulting from operations	90,491,877	150,608,147

Distributions to Shareholders:
Class A	(4,004,657)	(8,388,806)
Class C	(852,040)	(1,939,731)
Class F	(6,045,404)	(3,693,878)
Class I	(33,869,501)	(69,534,701)
Class R	(2,965)	(9,066)
Class Z	(2,466)	(2,765)
Tax Return of Capital to Shareholders:
Class A	—	(365,161)
Class C	—	(101,672)
Class F	—	(125,992)
Class I	—	(2,850,255)
Class R	—	(436)
Class Z	—	(117)

Total distributions	(44,777,033)	(87,012,580)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(40,537,265)	(221,176,670)

Total increase (decrease) in net assets	5,177,579	(157,581,103)
Net Assets:
Beginning of period	1,794,860,801	1,952,441,904

End of period	$1,800,038,380	$1,794,860,801

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended October 31, 2024		For the Year Ended April 30,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 9.23		$ 8.87	$ 9.36	$10.14	$ 9.61	$ 9.94

Income (loss) from investment operations:

Net investment income (loss)(a)	0.23		0.39	0.31	0.24	0.30	0.37
Net realized and unrealized gain (loss)	0.23		0.40	(0.42)	(0.64)	0.63	(0.28)

Total from investment operations	0.46		0.79	(0.11)	(0.40)	0.93	0.09

Less dividends and distributions to shareholders from:

Net investment income	(0.22)		(0.41)	(0.36)	(0.36)	(0.40)	(0.42)
Tax return of capital	—		(0.02)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.22)		(0.43)	(0.38)	(0.38)	(0.40)	(0.42)

Net increase (decrease) in net asset value	0.24		0.36	(0.49)	(0.78)	0.53	(0.33)

Net asset value, end of period	$ 9.47		$ 9.23	$ 8.87	$ 9.36	$10.14	$ 9.61

Total return(b)(c)	5.05	%(d)	9.16%	-1.20%	-4.14%	9.80%	0.82%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$168.1		$176.3	$181.9	$280.7	$237.5	$189.6

Ratios to average daily net assets:

Expenses (before expense reduction)	1.05	%(e)	1.04%	1.04%	1.05%	1.05%	1.06%

Expenses (net of expense reduction)	0.90	%(e)	0.89%	0.89%	0.91%	0.90%	0.89%

Net investment income (loss) (before expense reduction)	4.61	%(e)	4.19%	3.21%	2.30%	2.81%	3.51%

Net investment income (loss) (net of expense reduction)	4.76	%(e)	4.34%	3.36%	2.44%	2.96%	3.68%

Portfolio turnover rate	24	%(d)	53%	31%	44%	44%	53%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended October 31, 2024		For the Year Ended April 30,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.20		$8.85	$9.34	$10.12	$9.59	$9.92

Income (loss) from investment operations:

Net investment income (loss)(a)	0.19		0.33	0.24	0.17	0.23	0.30
Net realized and unrealized gain (loss)	0.25		0.39	(0.41)	(0.64)	0.63	(0.28)

Total from investment operations	0.44		0.72	(0.17)	(0.47)	0.86	0.02

Less dividends and distributions to shareholders from:

Net investment income	(0.19)		(0.35)	(0.30)	(0.29)	(0.33)	(0.35)
Tax return of capital	—		(0.02)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.19)		(0.37)	(0.32)	(0.31)	(0.33)	(0.35)

Net increase (decrease) in net asset value	0.25		0.35	(0.49)	(0.78)	0.53	(0.33)

Net asset value, end of period	$9.45		$9.20	$8.85	$9.34	$10.12	$9.59

Total return(b)(c)	4.81	%(d)	8.29%	-1.88%	-4.82%	9.04%	0.12%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$41.0		$44.6	$56.5	$75.2	$77.2	$68.9

Ratios to average daily net assets:

Expenses (before expense reduction)	1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.76%

Expenses (net of expense reduction)	1.60	%(e)	1.60%	1.60%	1.60%	1.60%	1.59%

Net investment income (loss) (before expense reduction)	3.90	%(e)	3.46%	2.53%	1.60%	2.13%	2.81%

Net investment income (loss) (net of expense reduction)	4.05	%(e)	3.61%	2.68%	1.75%	2.28%	2.98%

Portfolio turnover rate	24	%(d)	53%	31%	44%	44%	53%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class F
	For the Six Months Ended October 31, 2024		For the Year Ended April 30,			For the Period June 3, 2020(a) through April 30, 2021
Per Share Operating Data:			2024	2023	2022
Net asset value, beginning of period	$ 9.19		$ 8.83	$ 9.33	$10.12	$ 9.74

Income (loss) from investment operations:

Net investment income (loss)(b)	0.24		0.43	0.36	0.27	0.27
Net realized and unrealized gain (loss)	0.24		0.39	(0.45)	(0.65)	0.51

Total from investment operations	0.48		0.82	(0.09)	(0.38)	0.78

Less dividends and distributions to shareholders from:

Net investment income	(0.24)		(0.44)	(0.39)	(0.39)	(0.40)
Tax return of capital	—		(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.24)		(0.46)	(0.41)	(0.41)	(0.40)

Net increase (decrease) in net asset value	0.24		0.36	(0.50)	(0.79)	0.38

Net asset value, end of period	$ 9.43		$ 9.19	$ 8.83	$ 9.33	$10.12

Total return(c)	5.27	%(d)	9.57%	-0.96%	-3.91%	8.09	%(d)

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$240,893.3		$230,561.5	$49,900.5	$998.5	$322.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.75	%(e)	0.75%	0.75%	0.75%	0.75	%(e)

Expenses (net of expense reduction)	0.60	%(e)	0.60%	0.60%	0.60%	0.60	%(e)

Net investment income (loss) (before expense reduction)	4.91	%(e)	4.75%	3.82%	2.63%	2.78	%(e)

Net investment income (loss) (net of expense reduction)	5.06	%(e)	4.90%	3.97%	2.78%	2.93	%(e)

Portfolio turnover rate	24	%(d)	53%	31%	44%	44%

(a)	Inception date.
(b)	Calculation based on average shares outstanding.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended October 31, 2024		For the Year Ended April 30,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 9.19		$ 8.84	$ 9.34	$ 10.12	$ 9.60	$ 9.93

Income (loss) from investment operations:

Net investment income (loss)(a)	0.24		0.42	0.33	0.27	0.33	0.40
Net realized and unrealized gain (loss)	0.24		0.39	(0.42)	(0.64)	0.62	(0.28)

Total from investment operations	0.48		0.81	(0.09)	(0.37)	0.95	0.12

Less dividends and distributions to shareholders from:

Net investment income	(0.24)		(0.44)	(0.39)	(0.39)	(0.43)	(0.45)
Tax return of capital	—		(0.02)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.24)		(0.46)	(0.41)	(0.41)	(0.43)	(0.45)

Net increase (decrease) in net asset value	0.24		0.35	(0.50)	(0.78)	0.52	(0.33)

Net asset value, end of period	$ 9.43		$ 9.19	$ 8.84	$ 9.34	$ 10.12	$ 9.60

Total return(b)	5.27	%(c)	9.44%	-0.95%	-3.81%	10.09%	1.18%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$1,349.8		$1,343.1	$1,663.8	$2,551.2	$2,056.4	$1,374.2

Ratios to average daily net assets:

Expenses (before expense reduction)	0.82	%(d)	0.81%	0.81%	0.80%	0.82%	0.82%

Expenses (net of expense reduction)	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.59%

Net investment income (loss) (before expense reduction)	4.84	%(d)	4.41%	3.45%	2.54%	3.04%	3.75%

Net investment income (loss) (net of expense reduction)	5.06	%(d)	4.62%	3.66%	2.74%	3.26%	3.98%

Portfolio turnover rate	24	%(c)	53%	31%	44%	44%	53%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended October 31, 2024		For the Year Ended April 30,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 9.24		$ 8.88	$ 9.38	$10.16	$ 9.62	$ 9.95

Income (loss) from investment operations:

Net investment income (loss)(a)	0.22		0.36	0.29	0.22	0.28	0.35
Net realized and unrealized gain (loss)	0.24		0.41	(0.43)	(0.65)	0.64	(0.28)

Total from investment operations	0.46		0.77	(0.14)	(0.43)	0.92	0.07

Less dividends and distributions to shareholders from:

Net investment income	(0.21)		(0.39)	(0.34)	(0.33)	(0.38)	(0.40)
Tax return of capital	—		(0.02)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.21)		(0.41)	(0.36)	(0.35)	(0.38)	(0.40)

Net increase (decrease) in net asset value	0.25		0.36	(0.50)	(0.78)	0.54	(0.33)

Net asset value, end of period	$ 9.49		$ 9.24	$ 8.88	$ 9.38	$10.16	$ 9.62

Total return(b)	5.06	%(c)	8.90%	-1.46%	-4.34%	9.64%	0.59%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$133.2		$126.9	$289.2	$310.9	$325.2	$297.3

Ratios to average daily net assets:

Expenses (before expense reduction)	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.26%

Expenses (net of expense reduction)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.09%

Net investment income (loss) (before expense reduction)	4.41	%(d)	3.87%	3.06%	2.10%	2.63%	3.32%

Net investment income (loss) (net of expense reduction)	4.56	%(d)	4.02%	3.21%	2.25%	2.78%	3.49%

Portfolio turnover rate	24	%(c)	53%	31%	44%	44%	53%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended October 31, 2024		For the Year Ended April 30,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.17		$8.82	$9.33	$10.12	$9.60	$9.93

Income (loss) from investment operations:

Net investment income (loss)(a)	0.24		0.42	0.30	0.28	0.31	0.39
Net realized and unrealized gain (loss)	0.24		0.39	(0.40)	(0.66)	0.64	(0.27)

Total from investment operations	0.48		0.81	(0.10)	(0.38)	0.95	0.12

Less dividends and distributions to shareholders from:

Net investment income	(0.24)		(0.44)	(0.39)	(0.39)	(0.43)	(0.45)
Tax return of capital	—		(0.02)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.24)		(0.46)	(0.41)	(0.41)	(0.43)	(0.45)

Net increase (decrease) in net asset value	0.24		0.35	(0.51)	(0.79)	0.52	(0.33)

Net asset value, end of period	$9.41		$9.17	$8.82	$9.33	$10.12	$9.60

Total return(b)	5.28	%(c)	9.46%	-1.06%	-3.91%	10.09%	1.18%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$96.2		$50.0	$40.0	$752.1	$3,786.9	$218.6

Ratios to average daily net assets:

Expenses (before expense reduction)	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.76%

Expenses (net of expense reduction)	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.59%

Net investment income (loss) (before expense reduction)	4.92	%(d)	4.44%	3.15%	2.58%	2.92%	3.74%

Net investment income (loss) (net of expense reduction)	5.07	%(d)	4.59%	3.30%	2.73%	3.07%	3.91%

Portfolio turnover rate	24	%(c)	53%	31%	44%	44%	53%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on September 2, 2015 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide high current income and its secondary objective is to provide capital preservation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Exchange-Traded Funds	$13,204,400	$—	$—		$13,204,400
Preferred Securities— Exchange-Traded	39,064,304	—	—		39,064,304
Preferred Securities— Over-the-Counter:
Banking	—	795,732,531	556,725	(a)	796,289,256
Other Industries	—	538,255,890	—		538,255,890
Corporate Bonds	—	317,627,263	—		317,627,263
Short-Term Investments	—	72,761,293	—		72,761,293
Purchased Option Contracts	—	543,084	—		543,084

Total Investments in Securities(b)	$52,268,704	$1,724,920,061	$556,725		$1,777,745,490

Forward Foreign Currency Exchange Contracts	$—	$3,952,982	$—		$3,952,982

Total Derivative Assets(b)	$—	$3,952,982	$—		$3,952,982

Forward Foreign Currency Exchange Contracts	$—	$(288,530)	$—		$(288,530)
Written Option Contracts	—	(116,487)	—		(116,487)

Total Derivative Liabilities(b)	$—	$(405,017)	$—		$(405,017)

(a)	Security has been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

As of October 31, 2024 the Fund did not have any total return swap contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of October 31, 2024, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Fund.

For the six months ended October 31, 2024, and through June 30, 2026, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 0.95% for Class A shares, 1.60% for Class C shares, 0.60% for Class F shares, 0.60% for Class I shares, 1.10% for Class R shares and 0.60% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Board of Directors of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended October 31, 2024, fees waived and/or expenses reimbursed totaled $1,795,362.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended October 31, 2024, the Fund incurred $447,242 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distribution and Service Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a monthly distribution fee, accrued daily and paid monthly, at an annual rate of up to 0.25%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively. In addition, also under the plan, the Fund may pay the distributor a monthly service fee, accrued daily and paid monthly, at an annual rate of up to 0.10% and 0.25% of the average daily net assets attributable to Class A and Class C shares, respectively. The amounts paid pursuant to the plan for Class A, Class C and Class R shares may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Sales Charges and Contingent Deferred Sales Charges: There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $500,000 or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended October 31, 2024, the Fund has been advised that the distributor paid $4,170, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $581 and $281 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $5,091 for the six months ended October 31, 2024.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended October 31, 2024, totaled $420,280,046 and $528,661,853, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at October 31, 2024, if any, and the effect of derivatives held during the six months ended October 31, 2024, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	$3,952,982	Unrealized depreciation	$288,530
Purchased Option Contracts—Over-the-Counter(b)	Investments in securities, at value	543,084	—	—
Written Option Contracts—Over-the-Counter	—	—	Written option contracts, at value	116,487

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.
(b)	Includes purchased options at value as reported on the Schedule of Investments.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	$(785,421)	$56,866
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(4,216,535)	2,648,110
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	—	(163,104)
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	—	47,988

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

At October 31, 2024, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Foreign Currency Exchange Risk:
Purchased Option Contracts—Over-the-Counter	$543,084	$—
Written Option Contracts—Over-the-Counter	—	116,487

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received and pledged by the Fund, if any, as of October 31, 2024:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivative Asset(b)
Goldman Sachs International	$543,084	$(116,487)	$(426,597)	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Goldman Sachs International	$116,487	$(116,487)	$—	$—

(a)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above.
(b)	Net amount represents the net receivable from the counterparty or net payable due to the counterparty in the event of default.

The following summarizes the monthly average volume of the Fund’s option contracts, total return swap contracts and forward foreign currency exchange contracts activity for the six months ended October 31, 2024:

	Purchased Option Contracts(b)	Written Option Contracts(b)	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$64,092,398	$61,718,928	$41,306,577	$107,097,055

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents one month for purchased option contracts, one month for written option contracts, one month for total return swap contracts and six months for forward foreign currency exchange contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of October 31, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,764,091,261

Gross unrealized appreciation on investments	$35,908,369
Gross unrealized depreciation on investments	(18,541,700)

Net unrealized appreciation (depreciation) on investments	$17,366,669

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of April 30, 2024, the Fund has a net capital loss carryforward of $289,461,796 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $89,890,910 and long-term capital loss carryforward of $199,570,886, which under current federal income tax rules, may offset capital gains recognized in any future period. Additionally, the Fund incurred ordinary losses of $1,473,825 after December 31, 2023 that it has elected to treat as arising in the following fiscal year.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended October 31, 2024		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	2,415,991	$22,708,510	7,083,197	$63,808,135
Issued as reinvestment of dividends and distributions	316,371	2,974,261	729,544	6,593,931
Redeemed	(4,099,941)	(38,489,581)	(9,217,600)	(83,336,930)

Net increase (decrease)	(1,367,579)	$(12,806,810)	(1,404,859)	$(12,934,864)

Class C:
Sold	153,578	$1,446,637	699,089	$6,302,301
Issued as reinvestment of dividends and distributions	65,322	612,272	160,103	1,443,112
Redeemed	(731,218)	(6,857,625)	(2,393,215)	(21,562,193)

Net increase (decrease)	(512,318)	$(4,798,716)	(1,534,023)	$(13,816,780)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended October 31, 2024		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Class F:
Sold	3,036,242	$28,452,637	22,318,154	$206,452,480
Issued as reinvestment of dividends and distributions	583,155	5,457,385	269,004	2,459,244
Redeemed	(3,162,840)	(29,578,776)	(3,138,975)	(28,282,891)

Net increase (decrease)	456,557	$4,331,246	19,448,183	$180,628,833

Class I:
Sold	21,649,454	$203,213,831	53,312,103	$481,707,424
Issued as reinvestment of dividends and distributions	2,722,621	25,480,484	5,817,834	52,380,388
Redeemed	(27,388,261)	(256,003,938)	(101,242,947)	(908,981,481)

Net increase (decrease)	(3,016,186)	$(27,309,623)	(42,113,010)	$(374,893,669)

Class R:
Sold	—	$—	—	$—
Issued as reinvestment of dividends and distributions	315	2,965	1,056	9,502
Redeemed	—	—	(19,914)	(179,426)

Net increase (decrease)	315	$2,965	(18,858)	$(169,924)

Class Z:
Sold	5,152	$47,343	16,098	$143,550
Issued as reinvestment of dividends and distributions	264	2,466	321	2,882
Redeemed	(655)	(6,136)	(15,501)	(136,698)

Net increase (decrease)	4,761	$43,673	918	$9,734

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Risks associated with preferred securities differ from risks inherent with other investments. In particular, in the event of bankruptcy, a company’s preferred securities are senior to common stock but subordinated to all other types of corporate debt. Corporate bonds sit higher in the capital structure than preferred securities, and therefore in the event of bankruptcy, will be senior to the preferred securities.

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector,

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund may continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Geopolitical Risk: Geopolitical events, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union (such as Brexit) and related geopolitical events, have led and may in the future lead to market volatility and long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the global economy may be significantly disrupted or otherwise adversely impacted by the rapid advanced development of AI

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Technologies and by efforts to regulate or control its use and advancement. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general.

New rules and rule amendments proposed by the SEC could restrict the Fund’s ability to engage in transactions, impact flows into the Fund, and/or increase overall expenses of the Fund. For example, recent regulations intended to modernize shareholder reporting by open-end funds and proposed rule amendments to improve cybersecurity risk management may increase administrative costs and operational burdens in the near or long term. In addition, the SEC has proposed amendments to Rule 22e-4 under the 1940 Act, that, if adopted as proposed, would, among other things, cause more investments to be treated as illiquid and could prevent the Fund from investing in securities that the Advisor believes are appropriate or desirable.

In May 2024, the standard settlement cycle for numerous types of U.S. securities, including Fund shares and many of the securities the Fund invests in, moved to from two business days after the transaction date (T+2) to the next business day after the transaction date (T+1). This reduced settlement cycle may result in additional risks and costs to the Fund, including increased operational risks associated with the resolution of trade breaks and exceptions. These risks will be heightened in light of certain Fund investments (such as certain non-U.S. securities) that have longer settlement cycles than is expected of Fund shares.

Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after October 31, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purpose and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distribution is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Changes to the Portfolio Management Team

Effective August 1, 2024, William F. Scapell no longer serves as portfolio manager of the Fund and Elaine Zaharis-Nikas assumed lead portfolio manager duties for the Fund.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 4, 2024 and at a meeting of the full Board of Directors held on June 18, 2024. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreement in executive sessions on June 17, 2024 and June 18, 2024. At the meeting of the full Board of Directors on June 18, 2024, the Advisory Agreement was unanimously continued for a term ending June 30, 2025 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board of Directors. The Board of Directors also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund’s performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund’s investment strategy because most Peer Funds are not short duration funds, and the Fund has a different investment objective than most Peer Funds. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education,

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

background and experience of the Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark and a relevant blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Group median for the three-year period and represented the Peer Group median for the five-year period ended March 31, 2024, ranking the Fund one out of six peers and three out of six peers, respectively. The Fund underperformed the Peer Group median for the one-year period, ranking the Fund five out of six peers. The Board of Directors considered that the Fund outperformed the relevant benchmark for the one-, three- and five-year periods ended March 31, 2024. The Board of Directors noted that the Fund outperformed the relevant blended benchmark for the three-year period, and underperformed the relevant blended benchmark for the one- and five-year periods ended March 31, 2024. The Board of Directors also considered the Fund’s performance compared to a supplemental peer group compiled by the Investment Advisor, and noted that the Fund outperformed the supplemental peer group median for the one- year period and underperformed the supplemental peer group median for the three- and five-year periods ended March 31, 2024, ranking six out of sixteen, nine out of sixteen and nine out of fifteen peers for each period, respectively. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were the lowest in the Peer Group, ranking the Fund one out of six peers for each. The Board of Directors also considered the Fund’s fees and expenses versus the supplemental peer group compiled by the Investment Advisor and noted that the Fund’s actual management fee versus the supplemental peer group was higher than the peer group median, ranking ten out of sixteen peers, respectively. The Board further noted that the Fund’s overall total expense ratio versus the supplemental peer group was higher than the supplemental peer group median, ranking nine out of sixteen peers. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of all the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board of Directors determined that economies of scale are being shared with shareholders and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreement to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—LPXAX
Class C—LPXCX
Class F—LPXFX
Class I—LPXIX
Class R—LPXRX
Class Z—LPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Low Duration Preferred and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Semi-Annual Financial Statements

and Additional Information October 31, 2024

Cohen & Steers

Low Duration

Preferred and

Income Fund

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

LPXAXSAR

(b)	Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: December 27, 2024